Equity (Details) - Schedule of Warrants Outstanding and Exercisable - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants outstanding, beginning balance		120,000
Weighted Average Exercise Price, Warrants outstanding beginning balance		$ 30
Warrants, Issued			120,000
Weighted Average Exercise Price, Issued			$ 30
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired		120,000
Weighted Average Exercise Price, Expired		$ 30
Warrants outstanding,ending balance			120,000
Weighted Average Exercise Price, ending balance			$ 30